DEBT - Interest Expense Related To The Convertible Notes (Details) - Convertible Notes - Convertible Senior Notes $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Contractual interest expense	$ 1
Amortization of debt discount	2
Debt issuance cost amortization	0
Interest Expense, Debt	$ 3